Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for non-PEO NEOs(3)	Average Compensation Actually Paid to non-PEO NEOs(2)	SKT Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)	Net Income (Loss) (in 000s)(6)	Core FFO per Diluted Share (7)
2022	$5,484,246	$5,893,354	$2,557,889	$2,047,980	$143.21	$86.17	$85,831	$1.83
2021	$5,082,937	$16,097,774	$2,642,369	$5,095,710	$146.59	$99.96	$9,558	$1.76
2020	$5,276,976	$4,106,367	$2,360,818	$3,072,133	$72.72	$63.78	$(38,013)	$1.57

Company Selected Measure Name	Core FFO per diluted share
Named Executive Officers, Footnote [Text Block]	Total Compensation for the Principal Executive Officer as presented in the Summary Compensation Table above. The Principal Executive Officer for 2022 and 2021 was Stephen Yalof. The Principal Executive Officer for 2020 was Steven Tanger.Average Total Compensation by year for non-PEO NEOs as presented in the Summary Compensation Table Above. The following non-PEO NEOs are included in the average figures shown, by year:
(a)2022 - Steven B. Tanger, Michael J. Bilerman, Chad D. Perry, Leslie A. Swanson, James F. Williams, and Thomas J. Guerrieri Jr.
(b)2021 - Steven B. Tanger, James F. Williams, Chad D. Perry, and Leslie A. Swanson
(c)2020 - Stephen J. Yalof, James F. Williams, Chad D. Perry, and Lisa J. Morrison
Total Compensation for the Principal Executive Officer as presented in the Summary Compensation Table above. The Principal Executive Officer for 2022 and 2021 was Stephen Yalof. The Principal Executive Officer for 2020 was Steven Tanger.Average Total Compensation by year for non-PEO NEOs as presented in the Summary Compensation Table Above. The following non-PEO NEOs are included in the average figures shown, by year:
(a)2022 - Steven B. Tanger, Michael J. Bilerman, Chad D. Perry, Leslie A. Swanson, James F. Williams, and Thomas J. Guerrieri Jr.
(b)2021 - Steven B. Tanger, James F. Williams, Chad D. Perry, and Leslie A. Swanson
(c)2020 - Stephen J. Yalof, James F. Williams, Chad D. Perry, and Lisa J. Morrison

Peer Group Issuers, Footnote [Text Block]	Represents the cumulative total shareholder return (TSR) of the DOW Jones U.S. Real Estate Retail Index assuming $100 was initially invested for the period beginning December 31, 2019 through the years ending December 31 2020, 2021, and 2022 respectively.
PEO Total Compensation Amount	$ 5,484,246	$ 5,082,937	$ 5,276,976
PEO Actually Paid Compensation Amount	$ 5,893,354	16,097,774	4,106,367
Adjustment To PEO Compensation, Footnote [Text Block]

	Principal Executive Officer(1)
Adjustments	2022	2021	2020
Total Compensation on Summary Compensation Table	$5,484,246	$5,082,937	$5,276,976
Less: Stock and Option Award Values Reported for Covered Year	(3,000,019)	(2,500,018)	(3,654,919)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year that remain unvested	3,392,759	3,622,646	2,864,119
Change in Fair Value of Outstanding Unvested Stock and Options from Prior Years	398,781	7,537,941	(397,059)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	(382,413)	2,354,268	17,250
Compensation Actually Paid	$5,893,354	$16,097,774	$4,106,367

Non-PEO NEO Average Total Compensation Amount	$ 2,557,889	2,642,369	2,360,818
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,047,980	5,095,710	3,072,133
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	Average of non-PEO NEOs(2)
Adjustments	2022	2021	2020
Total Compensation on Summary Compensation Table	$2,557,889	$2,642,369	$2,360,818
Less: Stock and Option Award Values Reported for Covered Year	(1,503,642)	(1,371,726)	(1,497,333)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year that remain unvested	1,549,745	1,987,738	2,286,723
Change in Fair Value of Outstanding Unvested Stock and Options from Prior Years	272,378	1,541,060	(55,634)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	4,120	298,082	(22,441)
Less: Fair value of stock and option awards forfeited in the covered year	(832,510)	(1,813)	—
Compensation Actually Paid	$2,047,980	$5,095,710	$3,072,133

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Performance Measures
Listed below are the financial performance measures which in our assessment represent the most important financial performance measures we use to link compensation actually paid to our named executive officers, for 2022, to company performance.

Measure	Nature
Core Funds From Operations	Financial
Total Shareholder Return	Financial
Same Center Net Operating Income	Financial
Consolidated Net Debt to Adjusted EBITDA ratio	Financial

Total Shareholder Return Amount	$ 143.21	146.59	72.72
Peer Group Total Shareholder Return Amount	86.17	99.96	63.78
Net Income (Loss)	$ 85,831,000	$ 9,558,000	$ (38,013,000)
Company Selected Measure Amount | $ / shares	1.83	1.76	1.57
PEO Name	Stephen Yalof	Stephen Yalof	Steven Tanger
Additional 402(v) Disclosure [Text Block]	Compensation Actually Paid reflects the respective amounts set forth in columns (1) and (3), adjusted as set forth in the tables below, as determined in accordance with SEC rules. The dollar amounts of compensation in columns do not reflect the actual amount of compensation earned or paid during the applicable year. For information regarding the decisions made by our Compensation Committee in regards to executive compensation for each fiscal year, please see the Compensation Discussion & Analysis sections of the respective proxy statements for each year.Represents the cumulative total shareholder return (TSR) for The Company assuming $100 was initially invested for the period beginning December 31, 2019 through the years ending December 31 2020, 2021, and 2022 respectively. Net Income, as presented in the Company’s Consolidated Income Statements in the Company’s Form 10-K for each of the years ending December 31, 2022, 2021, and 2020. We do not consider Net Income to be an appropriate measurement of a real estate company’s financial performance, mostly due to its assumption that the value of real estate assets diminish ratably over time through historical cost depreciation. We believe FFO and Core FFO, as described in (7) below, to be a more appropriate measurement of financial performance.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Core Funds From Operations
Non-GAAP Measure Description [Text Block]	Core FFO per diluted share is a non-GAAP financial measure of a real estate company’s operating performance. Core FFO (formerly referred to as AFFO) is defined as FFO, which is defined by the National Association of Real Estate Investment Trusts, further adjusted to eliminate the impact of certain items that we do not consider indicative of ongoing operating performance. We consider Core FFO per diluted share a meaningful measure of operating performance primarily due to its exclusion of historical cost depreciation as required by GAAP, which assumes that the value of real estate assets diminishes ratably over time, as well as its exclusion of items mentioned above. Specifically, Core FFO per diluted share is used to evaluate NEO performance under our 2022 Incentive Cash Bonus Plan, a short-term cash incentive program providing for bonus payouts based on the achievement of Core FFO per diluted share as well as several other financial and strategic performance objectives. A reconciliation of Core FFO per diluted share to net income is included within Appendix A.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Same Center Net Operating Income
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Consolidated Net Debt to Adjusted EBITDA ratio
PEO [Member] | Stock and Option Award Values Reported for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,000,019)	$ (2,500,018)	$ (3,654,919)
PEO [Member] | Fair Value for Stock and Option Awards Granted in the Covered Year That Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,392,759	3,622,646	2,864,119
PEO [Member] | Change in Fair Value of Outstanding Unvested Stock and Options from Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	398,781	7,537,941	(397,059)
PEO [Member] | Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(382,413)	2,354,268	17,250
Non-PEO NEO [Member] | Stock and Option Award Values Reported for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,503,642)	(1,371,726)	(1,497,333)
Non-PEO NEO [Member] | Fair Value for Stock and Option Awards Granted in the Covered Year That Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,549,745	1,987,738	2,286,723
Non-PEO NEO [Member] | Change in Fair Value of Outstanding Unvested Stock and Options from Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	272,378	1,541,060	(55,634)
Non-PEO NEO [Member] | Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,120	298,082	(22,441)
Non-PEO NEO [Member] | Fair Value of Stock and Option Awards Forfeited in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (832,510)	$ (1,813)	$ 0